UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2016	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Common Stock (93.1%)
Aerospace & Defense (1.2%)
AAR	16,900	$355
Moog, Cl A*	10,500	487
Triumph Group	16,800	428

		1,270

Air Freight & Logistics (0.9%)
Air Transport Services Group*	28,800	280
Atlas Air Worldwide Holdings*	13,200	485
Park-Ohio Holdings	6,600	188

		953

Aircraft (1.6%)
Alaska Air Group	5,200	366
Hawaiian Holdings*	22,400	789
Republic Airways Holdings*	42,300	90
SkyWest	29,100	437

		1,682

Alternative Carriers (0.9%)
Inteliquent	32,900	565
Iridium Communications*	57,000	397

		962

Apparel Retail (2.1%)
Children’s Place	6,800	443
Express*	33,400	566
Finish Line, Cl A	33,000	625
Shoe Carnival	14,525	337
Stein Mart	25,900	190

		2,161

Apparel/Textiles (0.1%)
Vera Bradley*	8,000	118

Application Software (0.4%)
Mentor Graphics	26,400	459

Asset Management & Custody Banks (0.9%)
Ashford*	340	18
BlackRock Capital Investment	54,200	474
Hercules Technology Growth Capital	21,000	231
Medallion Financial	33,300	222

		945

Automotive (2.8%)
American Axle & Manufacturing Holdings*	36,500	468
Cooper Tire & Rubber	12,000	438
Cooper-Standard Holding*	13,800	956
Federal-Mogul Holdings*	16,800	80
Modine Manufacturing*	39,100	251
Stoneridge*	29,700	336
Tower International	17,700	407

		2,936

Automotive Retail (0.7%)
Group 1 Automotive	7,200	386

	Shares	Value (000)
Automotive Retail (continued)
Sonic Automotive, Cl A	22,100	$379

		765

Banks (16.8%)
1st Source	5,500	166
Arrow Financial	11,118	306
Banc of California	47,800	722
Bar Harbor Bankshares	7,261	252
BBCN Bancorp	37,100	564
Berkshire Hills Bancorp	23,972	666
Camden National	5,200	218
Central Pacific Financial	44,711	937
Chemical Financial	21,400	682
Citizens & Northern	700	14
Community Trust Bancorp	5,300	185
Enterprise Financial Services	16,700	474
Federal Agricultural Mortgage, Cl C	12,100	395
Fidelity Southern	41,900	662
Financial Institutions	11,500	316
First Busey	17,700	326
First Commonwealth Financial	34,200	299
First Defiance Financial	4,100	160
First Interstate BancSystem, Cl A	15,900	428
First Merchants	11,400	261
Flagstar Bancorp*	15,700	293
Flushing Financial	8,000	176
Fulton Financial	81,600	1,048
Great Southern Bancorp	11,400	452
Hancock Holding	44,900	1,076
Hanmi Financial	17,800	386
HomeStreet*	12,437	255
Horizon Bancorp	15,000	385
International Bancshares	29,300	679
Lakeland Bancorp	31,100	349
MainSource Financial Group	4,990	111
MidSouth Bancorp	36,100	278
National Penn Bancshares	6,200	71
Old National Bancorp	19,600	241
Peoples Bancorp	6,170	106
Provident Financial Holdings	5,600	98
Republic Bancorp, Cl A	5,330	142
S&T Bancorp	8,700	235
TCF Financial	60,900	731
Tompkins Financial	7,400	414
Towne Bank	11,300	215
United Financial Bancorp	56,300	636
Univest Corp of Pennsylvania	23,300	458
Washington Federal	21,400	457
WesBanco	7,400	215

		17,540

Biotechnology (0.4%)
AMAG Pharmaceuticals*	4,700	108
OPKO Health*	35,475	285
PDL BioPharma	19,200	60

		453

Building & Construction (1.0%)
CalAtlantic Group	10,394	338

Schedule of Investments January 31, 2016	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Building & Construction (continued)
Griffon	30,200	$458
Meritage Homes*	8,500	280

		1,076

Business Services (0.0%)
RMR Group*	1,141	24

Chemicals (2.0%)
A Schulman	16,700	423
Chase	7,162	329
Chemtura*	14,600	383
FutureFuel	31,300	392
Olin	2,300	39
Stepan	11,000	494

		2,060

Commercial Printing (1.1%)
Deluxe	8,900	498
Ennis	26,500	529
RR Donnelley & Sons	8,889	124

		1,151

Commercial Services (2.3%)
Convergys	28,000	684
CSG Systems International	15,864	554
Higher One Holdings*	70,469	246
NeuStar, Cl A*	22,200	546
Sykes Enterprises*	13,500	398

		2,428

Commodity Chemicals (0.4%)
Cabot	10,900	440

Computer & Electronics Retail (0.2%)
Rent-A-Center, Cl A	14,700	200

Computers & Services (1.2%)
Blucora*	38,900	336
DHI Group*	56,900	530
QLogic*	30,500	391

		1,257

Construction & Engineering (0.8%)
Aegion, Cl A*	30,600	552
MYR Group*	7,300	146
Tutor Perini*	11,500	152

		850

Consumer Discretionary (0.4%)
Central Garden & Pet, Cl A*	28,840	399

Consumer Products (0.5%)
Johnson Outdoors, Cl A	8,692	187
Smith & Wesson Holding*	17,500	377

		564

Distributors (0.2%)
VOXX International, Cl A*	55,400	238

Diversified REIT’s (2.3%)
Cousins Properties	10,800	93
Gladstone Commercial	8,100	116
Lexington Realty Trust	119,687	877

	Shares	Value (000)
Diversified REIT’s (continued)
One Liberty Properties	12,600	$261
RAIT Financial Trust	1,966	5
Select Income REIT	53,800	1,017

		2,369

Electrical Components & Equipment (0.1%)
SL Industries*	4,242	127

Electrical Services (4.0%)
Avista	21,400	792
Black Hills	13,100	645
Empire District Electric	16,900	496
Otter Tail	15,300	426
Portland General Electric	27,500	1,069
Unitil	17,700	686

		4,114

Financial Services (1.4%)
Nelnet, Cl A	7,800	253
Oppenheimer Holdings, Cl A	7,900	121
Piper Jaffray*	16,500	561
Regional Management*	22,800	302
World Acceptance*	6,100	177

		1,414

Food Distributors (0.6%)
SpartanNash	28,600	587

Food, Beverage & Tobacco (2.9%)
Cal-Maine Foods	16,200	818
Omega Protein*	17,500	395
Sanderson Farms	9,500	772
Seneca Foods, Cl A*	2,100	58
Supervalu*	68,700	312
Universal	12,300	673

		3,028

Footwear (0.7%)
Deckers Outdoor*	14,800	732

Gas/Natural Gas (0.8%)
Southwest Gas	14,800	871

General Merchandise Stores (0.3%)
Big Lots	8,500	330

Health Care Distributors (0.7%)
Owens & Minor	19,700	683

Health Care Equipment (0.1%)
Exactech*	6,300	126
PhotoMedex*	8,500	4

		130

Health Care Facilities (0.9%)
Kindred Healthcare	28,500	275
National HealthCare	2,800	177
Select Medical Holdings	46,700	445

		897

Health Care Services (0.5%)
Air Methods*	13,400	522

Schedule of Investments January 31, 2016	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Homefurnishing Retail (0.3%)
Haverty Furniture	17,000	$322

Hotels & Lodging (0.3%)
Marcus	15,300	290

Industrials (0.1%)
Brink’s	1,900	56

Information Technology (0.5%)
II-VI*	25,822	537

Insurance (4.1%)
American Financial Group	3,700	263
American National Insurance	5,100	496
AmTrust Financial Services	6,500	372
CNO Financial Group	17,200	299
FBL Financial Group, Cl A	8,300	507
HCI Group	9,000	299
Horace Mann Educators	2,000	61
Primerica	11,700	527
Selective Insurance Group	21,000	657
United Fire Group	9,800	378
Universal Insurance Holdings	19,300	362

		4,221

Internet Retail (0.4%)
PetMed Express	23,100	416

Leasing & Renting (0.4%)
Kaman	6,900	275
TAL International Group	7,600	86
Textainer Group Holdings	3,300	35

		396

Leisure Facilities (0.2%)
RCI Hospitality Holdings*	19,700	163

Machinery (3.0%)
American Railcar Industries	8,900	404
Briggs & Stratton	39,100	769
Columbus McKinnon	10,900	156
Hurco	6,600	178
Hyster-Yale Materials Handling	5,900	306
Kadant	5,800	225
LB Foster, Cl A	7,700	89
Meritor*	43,200	295
Oshkosh	3,800	125
Wabash National*	47,800	529

		3,076

Mortgage REIT’s (2.9%)
Anworth Mortgage Asset	93,200	397
Apollo Commercial Real Estate Finance	66,900	1,064
Capstead Mortgage	31,900	298
Dynex Capital	32,500	195
MFA Financial	45,600	289
Mortgage Investment Trust	16,400	192
New York Mortgage Trust	45,800	222
PennyMac Mortgage Investment Trust	7,500	102
Two Harbors Investment	950	7

	Shares	Value (000)
Mortgage REIT’s (continued)
Western Asset Mortgage Capital	26,100	$256

		3,022

Office Equipment (1.0%)
ACCO Brands*	87,200	529
Herman Miller	21,600	554

		1,083

Office REIT’s (1.7%)
Brandywine Realty Trust	24,300	312
Franklin Street Properties	94,400	921
Mack-Cali Realty	25,000	520

		1,753

Oil & Gas Equipment & Services (0.6%)
Dawson Geophysical*	2,932	10
Hornbeck Offshore Services*	8,600	70
Newpark Resources*	36,400	177
PHI*	10,200	185
Superior Energy Services	16,400	169

		611

Oil & Gas Storage & Transportation (0.3%)
DHT Holdings	55,600	321

Paper & Paper Products (1.0%)
Clearwater Paper*	5,900	231
Domtar	19,200	619
Neenah Paper	300	18
PH Glatfelter	11,600	172

		1,040

Personal Products (0.1%)
Nutraceutical International*	5,400	128

Petroleum & Fuel Products (2.5%)
Alon USA Energy	29,200	367
Delek US Holdings	8,200	140
Energy XXI	10,500	9
Green Plains	16,200	307
Northern Oil and Gas*	38,600	127
Parker Drilling*	55,200	76
PBF Energy, Cl A	22,300	780
PetroQuest Energy*	42,200	20
REX American Resources*	6,300	337
Rowan, Cl A	19,200	243
Unit*	8,000	83
VAALCO Energy*	50,400	71

		2,560

Pharmaceuticals (0.4%)
Lannett*	11,900	303
SciClone Pharmaceuticals*	10,100	81

		384

Printing & Publishing (0.3%)
CSS Industries	5,260	147
Journal Media Group	468	6
Lexmark International, Cl A	5,400	152

		305

Schedule of Investments January 31, 2016	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Real Estate Investment Trusts (REITs) (0.7%)
Summit Hotel Properties	71,600	$727

Reinsurance (0.7%)
Maiden Holdings	56,400	722

Research & Consulting Services (0.3%)
CRA International*	11,100	207
Navigant Consulting*	6,000	95

		302

Residential REIT’s (0.2%)
Preferred Apartment Communities, Cl A	14,200	171

Retail (2.4%)
Big 5 Sporting Goods	34,200	416
Brinker International	19,200	955
Dillard’s, Cl A	2,000	141
Ingles Markets, Cl A	9,592	368
Outerwall	8,400	284
Stage Stores	36,300	301

		2,465

Retail REIT’s (1.8%)
Agree Realty	11,100	410
CBL & Associates Properties	18,600	200
Cedar Realty Trust	1,028	7
Getty Realty	21,619	387
Pennsylvania Real Estate Investment Trust	15,600	305
Rouse Properties	32,500	569

		1,878

Semi-Conductors/Instruments (3.6%)
Amkor Technology*	99,000	608
Benchmark Electronics*	28,800	605
Daktronics	17,900	144
IXYS	44,300	528
Key Tronic*	3,500	26
Photronics*	29,400	351
Sanmina*	31,400	588
Ultra Clean Holdings*	60,600	313
Vishay Precision Group*	16,800	199
ZAGG*	39,500	364

		3,726

Specialized REIT’s (3.0%)
Ashford Hospitality Prime	3,087	34
Ashford Hospitality Trust	79,656	443
Chatham Lodging Trust	30,100	568
CorEnergy Infrastructure Trust	21,100	333
DuPont Fabros Technology	23,000	763
Hersha Hospitality Trust, Cl A	16,750	294
Hospitality Properties Trust	11,400	269
Sunstone Hotel Investors	32,797	389

		3,093

Steel & Steel Works (0.4%)
Commercial Metals	31,600	440

Technology Distributors (2.2%)
ePlus*	6,200	587

	Shares	Value (000)
Technology Distributors (continued)
Ingram Micro, Cl A	14,794	$417
Insight Enterprises*	18,100	428
SYNNEX	2,300	193
Tech Data*	11,200	699

		2,324

Telephones & Telecommunications (1.0%)
Black Box	23,500	179
NETGEAR*	20,600	770
TESSCO Technologies	4,000	66

		1,015

Textiles (0.3%)
Unifi*	12,600	301

Trading Companies & Distributors (1.0%)
Aircastle	34,100	585
H&E Equipment Services	36,307	423
Houston Wire & Cable	10,900	60

		1,068

Trucking (0.6%)
ArcBest	14,900	306
Ryder System	6,700	356

		662

Water Utilities (0.5%)
SJW	15,100	492

Wireless Telecommunication Services (0.1%)
NTELOS Holdings*	1,100	10
Spok Holdings	7,850	141

		151

Total Common Stock
(Cost $107,517)		96,956

Foreign Common Stock (5.5%)
Agricultural Products (0.4%)
Fresh Del Monte Produce	10,400	424

Alternative Carriers (0.4%)
magicJack VocalTec*	54,505	415

Banks (1.0%)
Banco Latinoamericano de Comercio Exterior, Cl E	28,400	662
OFG Bancorp	48,600	273
Popular	4,900	123

		1,058

Insurance (0.5%)
Aspen Insurance Holdings	6,700	312
Triple-S Management, Cl B*	10,600	236

		548

Oil & Gas Storage & Transportation (0.6%)
Ardmore Shipping	29,900	304
Navios Maritime Acquisition	133,402	304
StealthGas*	6,100	16

		624

Schedule of Investments January 31, 2016	(Unaudited)

LSV Small Cap Value Fund	Shares/ Face Amount (000)	Value (000)
Petroleum & Fuel Products (0.0%)
Ocean Rig UDW	44,700	$52

Reinsurance (1.7%)
Endurance Specialty Holdings	19,625	1,215
RenaissanceRe Holdings	1,873	211
Validus Holdings	7,900	350

		1,776

Semi-Conductors/Instruments (0.9%)
Fabrinet*	23,000	573
Kulicke & Soffa Industries*	31,300	317

		890

Total Foreign Common Stock
(Cost $6,864)		5,787

Repurchase Agreement (2.5%)
Morgan Stanley 0.250%, dated 01/29/16, to be repurchased on 02/01/16, repurchase price $2,571 (collateralized by various U.S. Treasury Notes, par values ranging from $2 to $817, 0.625% to 2.250%, 3/31/16 to 11/15/25; with a total market value of $2,622)	$2,571	2,571

Total Repurchase Agreement
(Cost $2,571)		2,571

Total Investments — 101.1%
(Cost $116,952)†		$105,314

Percentages are based on Net Assets of $104,191 (000).

Cl — Class

REIT — Real Estate Investment Trust

*	Non-income producing security.

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $116,952 (000), and the unrealized appreciation and depreciation were $8,401 (000) and ($20,039) (000) respectively.

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$96,956	$—	$—	$96,956
Foreign Common Stock	5,787	—	—	5,787
Repurchase Agreement	—	2,571	—	2,571
Total Investments in Securities	$102,743	$2,571	$—	$105,314

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2016, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-004-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016